Transactions with Related Parties - Statement of Operations (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Non executive directors
Related Party Transaction [Line Items]
Non Executive Directors Compensation	$ 67	$ 80
Ocean Bulk Maritime (Member)
Related Party Transaction [Line Items]
Commisions on sale of vessels	91	0
Office setup expenses	0	72
Interchart Shipping (Member)
Related Party Transaction [Line Items]
Voyage expenses	710	636
Executive directors
Related Party Transaction [Line Items]
Executive director consultancy fees	228	2,941
Combine Marine Ltd (Member)
Related Party Transaction [Line Items]
Rent expense	$ 19	$ 0